Lord Abbett Global Fund, Inc.
Income Series
90 Hudson Street
Jersey City, NJ  07302

April 27, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Lord Abbett Global Fund, Inc. (the “Company”) –
Income Series (the “Global Income Fund” or the “Fund”)
1933 Act File No. 33-20309
1940 Act File No. 811-5476

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 26 to the Company’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment reflects the proposed changes to the Fund’s investment objective, principal investment strategy, name, and benchmark, which were the subject of the notice of meeting of shareholders to be held on May 21, 2007, and the definitive proxy statement and form of proxy (collectively, the “Proxy”), filed on March 21, 2007.  The changes to the Fund’s principal investment strategy, name, and benchmark are contingent on shareholder approval of the change to the Fund’s investment objective. The Amendment reflects the following proposed material changes to the Fund:

•                  The Fund’s current investment objective will change from seeking high current income consistent with reasonable risk, with capital appreciation as a secondary consideration, to seeking high total return.

•                  Currently, the Fund’s principal investment strategy is to primarily invest in high-quality and investment-grade debt securities of domestic and foreign companies.  Under the new principal investment strategy, the Fund normally will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in instruments that provide investment exposure to the currencies of, and in fixed income instruments denominated in the currencies of, developing markets.  In accordance with the new strategy, the Fund may invest substantially in forward foreign currency contracts or other derivatives, such as options, futures contracts, and swap agreements.

•                 The Fund’s name will change to the “Lord Abbett Developing Local Markets Fund,” to more accurately reflect the Fund’s new investment focus.

The Amendment also reflects certain editorial and other changes, including certain non-material disclosure changes to the Company’s other series, the Equity Series (the “Global Equity Fund”).

Subject to shareholder approval of the Proxy, we request that the Commission declare the Amendment effective on June 29, 2007, pursuant to Rule 485(a).

Any communication relating to this filing should be directed to Christina T. Simmons at 201-395-2264 or the undersigned at 201-395-2760.

Very truly yours,

/s/ Amy E. Shapiro
Amy E. Shapiro
Counsel